Basis of Presentation and Significant Accounting Policies - Future Minimum Rental Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Apr. 30, 2018
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Next one year			$ 323
1-2 years			286
2-3 years			220
3-4 years			180
4-5 years			97
Thereafter			424
Total undiscounted lease payments			1,530
Less: Imputed interest			206
Present value of minimum lease payments			1,324
Less: Current portion			276
Noncurrent portion			$ 1,048
Operating leases, rent expense, net	$ 301	$ 314
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	300
2020	252
2021	210
2022	267
2023	248
After 2023	$ 2,040
Office Building In New York City [Member]
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Term of corporate headquarters lease agreement				20 years
Future minimum commitment for corporate headquarters lease				$ 1,700